Employee Benefits - Summary of Defined Benefit Plan Actuarial (Gains)/ Losses Recognized in Other Comprehensive Income (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [abstract]
Return on plan assets excluding interest income-loss/(Gain)	₨ (416)	₨ (675)	₨ 626
Actuarial loss/(gain) arising from financial assumptions	146	373	(2,106)
Actuarial loss/(gain) arising from demographic assumptions	(115)	98	342
Actuarial loss/ (gain) arising from experience adjustments	(12)	82	741
Change in the effect of asset ceiling - loss/(gain)	74	(71)	463
(Gain)/loss on re-measurement of defined benefit plans, net	(323)	(193)	66
Deferred tax (asset)/liability thereon	49	111	(16)
(Gain)/loss on re-measurement of defined benefit plans, net of deferred taxes	₨ (274)	₨ (82)	₨ 50